Business Combinations (Pro Forma Results Of Consolidated Operations) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2009
Business Acquisition [Line Items]
Revenues	$ 1,121,950	$ 1,066,623	$ 1,013,580
Net income (loss) attributable to Emdeon Inc.	$ (54,412)	$ (70,665)	$ 2,417